Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Reduction of (accrual for) loss contingency related to legal proceedings (Footnote 7)									$ 101,978	$ 69,557	$ (183,327)
Gain on sale of a product line									0	6,522	0
Gain on sale of cost method investments									0	5,463	3,591
Other income (expense)									(3,703)	(1,682)	(2,794)
Total other income (expense)	$ 240	$ (346)	$ 101,600	$ (3,219)	$ 5,890	$ (622)	$ 6,066	$ 68,526	98,275	79,860	(182,530)
Proceeds from sale of Source product line									0	14,394	0
Total proceeds from sale of cost method investments					$ 16,500					16,500
Proceeds from sale of cost method investments									$ 0	$ 14,051	$ 4,150